Provisions for expected credit losses	6 Months Ended
Mar. 31, 2021
Provisions for expected credit losses
Provisions for expected credit losses

Note 10. Provision for expected credit losses

Loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

•	The “transfers between stages” lines represent transfers between Stage 1, Stage 2 and Stage 3 prior to remeasurement of the provision for ECL.
•	The “business activity during the year” line represents new accounts originated during the year net of those that were derecognised due to final repayments during the year.
•

The “net remeasurement of provision for ECL” line represents the impact on the provision for ECL due to changes in credit quality during the year (including transfers between stages), changes due to forward-looking economic scenarios and partial repayments and additional drawdowns on existing facilities over the year.

•	“Write-offs” represent a reduction in the provision for ECL as a result of derecognition of exposures where there is no reasonable expectation of full recovery.

The following table shows the provision for ECL on loans and credit commitments by stage:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Performing - Stage 1	1,022	1,084	1,181	(6)	(13)
Performing - Stage 2	2,568	2,875	2,878	(11)	(11)
Non-performing - Stage 3	1,892	2,173	1,707	(13)	11
Total provisions for ECL on loans and credit commitments	5,482	6,132	5,766	(11)	(5)
Presented as:
Provision for ECL on loans (Note 9)	4,913	5,602	5,190	(12)	(5)
Provision for ECL on loans included in assets held for sale (Note 17)	85	—	—	—	—
Provision for ECL on credit commitments (Note 14)	477	530	576	(10)	(17)
Provision for ECL on credit commitments included in liabilities held for sale (Note 17)	7	—	—	—	—
Total provisions for ECL on loans and credit commitments	5,482	6,132	5,766	(11)	(5)
Of which:
Individually assessed provisions	564	611	606	(8)	(7)
Collectively assessed provisions	4,918	5,521	5,160	(11)	(5)
Total provisions for ECL on loans and credit commitments	5,482	6,132	5,766	(11)	(5)

Movement in provisions for ECL on loans and credit commitments

			Non-
Consolidated	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2019	884	1,674	1,355	3,913
Transfers to Stage 1	600	(583)	(17)	—
Transfers to Stage 2	(131)	466	(335)	—
Transfers to Stage 3	(2)	(334)	336	—
Business activity during the period	120	114	(50)	184
Net remeasurement of provision for ECL	(297)	1,526	911	2,140
Write-offs	—	—	(537)	(537)
Exchange rate and other adjustments	7	15	44	66
Balance as at 31 March 2020	1,181	2,878	1,707	5,766
Transfers to Stage 1	978	(945)	(33)	—
Transfers to Stage 2	(214)	695	(481)	—
Transfers to Stage 3	(5)	(621)	626	—
Business activity during the period	92	(54)	(27)	11
Net remeasurement of provision for ECL	(936)	948	1,004	1,016
Write-offs	—	—	(633)	(633)
Exchange rate and other adjustments	(12)	(26)	10	(28)
Balance as at 30 September 2020	1,084	2,875	2,173	6,132
Transfers to Stage 1	695	(662)	(33)	—
Transfers to Stage 2	(112)	719	(607)	—
Transfers to Stage 3	(3)	(244)	247	—
Business activity during the period	52	(107)	(171)	(226)
Net remeasurement of provision for ECL	(689)	(8)	688	(9)
Write-offs	—	—	(431)	(431)
Exchange rate and other adjustments	(5)	(5)	26	16
Balance as at 31 March 2021	1,022	2,568	1,892	5,482

The following table provides further details of the provision for ECL by class and stage:

			Non-
	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	195	544	583	1,322
Personal	267	562	319	1,148
Business	719	1,772	805	3,296
Balance as at 31 March 2020	1,181	2,878	1,707	5,766
Housing	192	747	977	1,916
Personal	216	408	232	856
Business	676	1,720	964	3,360
Balance as at 30 September 2020	1,084	2,875	2,173	6,132
Housing	180	704	830	1,714
Personal	184	331	208	723
Business	658	1,533	854	3,045
Balance as at 31 March 2021	1,022	2,568	1,892	5,482

Impact of overlays on the provision for ECL for the half year ending 31 March 2021

The following table shows the attribution of the total provision for ECL between modelled provision for ECL and overlays.

Where there is increased uncertainty regarding the required forward-looking economic conditions under AASB 9, or limitations of the historical data used to calibrate the models to current stressed environments, overlays are typically used to address areas of potential risk not captured in the underlying modelled ECL.

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2021	2020	2020
Modelled provision for ECL	4,580	5,480	5,147
Overlays	902	652	619
Total provision for ECL	5,482	6,132	5,766

Details of these changes, which are based on reasonable and supportable information up to the date of this report are provided below.

Modelled provision for ECL

The modelled provision for ECL is a probability weighted estimate based on three scenarios which together are representative of the Group's view of the forward-looking distribution of potential loss outcomes. The change in provisions as a result of changes in modelled ECL are reflected through the "net remeasurement of  provision for ECL" line.

The base case scenario uses current (at 31 March 2021) Westpac Economics forecasts. These forecasts have significantly improved compared to prior period forecasts and take into consideration the unwind of Government and bank stimulus and support measures.

Westpac Economics forecasts assume the following:

Key macroeconomic assumptions for base case scenario	31 March 2021	30 September 2020	31 March 2020
Annual GDP	Forecast growth of 4% for calendar year 2021 and 3% for calendar year 2022.	Forecast growth of 2.5% for calendar year 2021.

Forecast short-term contraction of 8.2% in June 2020 quarter improving to a contraction of 5% over the remainder of 2020 and a recovery to positive growth of 4% over 2021, moderating to growth of 2.7% in the year to June 2022.

Commercial property index	Forecast price contraction of 15% for calendar year 2021.	Forecast price contraction of 19.3% for calendar year 2021.

Forecast rapid decline in the commercial property price index incorporating a significant peak to trough fall from first quarter 2020 to first quarter 2021, returning to positive growth in first quarter 2022.

Residential property prices	Forecast annualised price growth of 10% for both calendar years 2021 and 2022.	Forecast price contraction of 0.4% for calendar year 2021.	Forecast decline of 10%-15% in residential property prices over 2020 with a further fall of approximately 5% in 2021. By June 2021 house property prices are assumed to stabilise.
Cash rate	Forecast to remain at 10bps over calendar years 2021 and 2022.	Forecast to remain at 10bps over calendar year 2021.	Forecast to remain at 25bps over calendar years 2020 and 2021.
Unemployment rate: Australia	Forecast rate of 6% at December 2021.	Forecast to peak at 7.9% (February 2021) and fall to 7.5% at December 2021.	Forecast a short-term increase in the unemployment rate to 11%, reducing to 8.8% by the end of 2020.
New Zealand	Forecast rate of 4.9% at December 2021.	Forecast to peak at 7% (December 2020) and then fall to 6.4% at December 2021.	Forecast a short-term increase in the unemployment rate to 9%, reducing to 7% by the end of 2020.

The downside scenario is a more severe scenario with expected credit losses higher than the base case scenario. The more severe loss outcome for the downside is generated under a recession scenario in which the combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate simultaneously impact expected credit losses across all portfolios from the reporting date. The assumptions in this scenario and relativities to the base case scenario will be monitored having regard to the emerging economic conditions and updated where necessary. The upside scenario represents a modest improvement to the base case.

The following sensitivity table shows the reported provision for ECL based on the probability weighted scenarios and what the provisions for ECL would be assuming a 100% weighting is applied to the base case scenario and to the downside scenario (with all other assumptions, including customer risk grades, held constant).

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2021	2020	2020
Reported probability-weighted ECL	5,482	6,132	5,766
100% base case ECL	3,902	4,750	4,476
100% downside ECL	7,865	8,315	7,902

If 1% of the Stage 1 gross exposure from loans and credit commitments (calculated on a 12 month ECL) was reflected in Stage 2 (calculated on a lifetime ECL) the provision for ECL would increase by $244 million (30 September 2020: $296 million) for the Group based on applying  the average provision coverage ratios by stage to the movement in the gross exposure by stage.

The following table indicates the weightings applied by the Group at 31 March 2021, 30 September 2020 and 31 March 2020:

	As at	As at	As at
	31 March	30 Sept	31 March
Macroeconomic scenario weightings (%)	2021	2020	2020
Upside	5	5	5
Base	55	55	55
Downside	40	40	40

Given the uncertainty associated with the effects of the COVID-19 pandemic, including from the potential for further outbreaks and from the unwinding of stimulus and support measures, the Group has maintained the weights applied to its upside, base case and downside economic scenarios (5% upside; 55% base; and 40% downside) as well as applying judgement in the calculation of overlays.

Overlays

Overlays are typically used to address areas of potential risk, including significant uncertainty, not captured in the underlying modelled ECL. Determination of overlays requires expert judgement, and is subject to internal governance and oversight.

The Group’s total overlays at 31 March 2021 were $902 million, of which $827 million relates to COVID-19 impacts ($577 million at 30 September 2020 and $505 million at 31 March 2020) while the remaining $75 million primarily relates to the impact of drought ($75 million at 30 September 2020 and $94 million at 31 March 2020).

Overlays associated with COVID-19 increased in First Half 2021 to reflect the risk that some businesses may become stressed once COVID-19 related support is removed.  Some businesses may have been protected from default or stress because of these measures. Overlays will be subject to quarterly review along with the governance and oversight applied to all overlays. If the risk of delayed losses is judged to have dissipated or actual stress emerges, the overlay will be reduced.

The Group extended several relief packages to eligible customers requiring COVID-19 assistance. The packages allowed for repayment deferrals of between  6-10 months up to 31 March 2021. Almost all deferral packages expired at 31 March 2021. Loans subject to these deferrals were not required to be reported in regulatory delinquency metrics, it was only after the deferral package expired (or 31 March 2021 whichever was earlier) and the loans were not subsequently current in their repayments, that these loans were classified as delinquent.

As a result, we expect an increase in delinquencies and stress through the remainder of 2021, as some customers may have difficulty to continue making repayments without assistance. Early-stage delinquencies have already increased and we expect that some of these will migrate to 90+ day delinquencies over time, especially for mortgages and SME business lending. This trend has been considered in determining the appropriateness of the remaining overlays.

Investment securities – debt securities

The following tables reconcile the provision for ECL on debt securities.

		Debt
	Debt	securities at	Assets held
	securities at	amortised	for sale	Total debt
$m	FVOCI[1]	cost	(Note 17)	securities
Balance as at 30 September 2019	2	9	—	11
Stage 1 - change in the provision during the period	1	10	—	11
Stage 2 - change in the provision during the period	—	3	—	3
Balance as at 31 March 2020	3	22	—	25
Stage 1 - change in the provision during the period	1	(19)	—	(18)
Stage 2 - change in the provision during the period	—	24	—	24
Balance as at 30 September 2020	4	27	—	31
Stage 1 - change in the provision during the period	1	1	—	2
Stage 2 - change in the provision during the period	—	(7)	—	(7)
Balances reclassified to assets held for sale[2]	—	(21)	21	—
Balance as at 31 March 2021	5	—	21	26

1.     Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 15). There is no reduction of the carrying value of the debt securities which remains at fair value.

2.     A provision for ECL of $21 million was transferred from debt securities at amortised cost to assets held for sale consistent with the transfer of the gross exposure (refer Note 17 for further details). The $21 million provision for ECL is comprised of $1 million stage 1 ECL balance and $20 million of stage 2 ECL balance.

Reconciliation of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2021	2020	2020
Loans and credit commitments:
Business activity during the period	(226)	11	184
Net remeasurement of the provision for ECL	(9)	1,016	2,140
Impairment charges for debt securities at amortised cost	(6)	5	13
Impairment charges for debt securities at FVOCI[1]	1	1	1
Recoveries	(132)	(93)	(100)
Impairment charges/(benefits)	(372)	940	2,238

1.     Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 15). There is no reduction of the carrying value of the debt securities which remains at fair value.